Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
May 31, 2021

Dates Covered
Collections Period	05/01/21 - 05/31/21
Interest Accrual Period	05/17/21 - 06/14/21
30/360 Days	30
Actual/360 Days	29
Distribution Date	06/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/21	507,802,750.27	24,470
Yield Supplement Overcollateralization Amount 04/30/21	18,068,180.51	0
Receivables Balance 04/30/21	525,870,930.78	24,470
Principal Payments	22,389,957.10	558
Defaulted Receivables	381,191.63	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/21	16,977,064.92	0
Pool Balance at 05/31/21	486,122,717.13	23,895

Pool Statistics	$ Amount	# of Accounts
Pool Factor	57.53%
Prepayment ABS Speed	1.65%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	3,015,346.37	126
Past Due 61-90 days	725,794.85	29
Past Due 91-120 days	244,580.18	12
Past Due 121+ days	0.00	0
Total	3,985,721.40	167

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	418,788.35
Aggregate Net Losses/(Gains) - May 2021	(37,596.72)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.09%
Prior Net Losses Ratio	0.34%
Second Prior Net Losses Ratio	-0.41%
Third Prior Net Losses Ratio	0.26%
Four Month Average	0.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	5,590,411.25
Actual Overcollateralization	5,590,411.25
Weighted Average APR	4.23%
Weighted Average APR, Yield Adjusted	6.12%
Weighted Average Remaining Term	48.56

Flow of Funds	$ Amount
Collections	24,602,914.70
Investment Earnings on Cash Accounts	65.16
Servicing Fee	(438,225.78)
Transfer to Collection Account	-
Available Funds	24,164,754.08

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	401,720.07
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,280,301.51
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,590,411.25
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,285,023.92

Total Distributions of Available Funds	24,164,754.08

Servicing Fee	438,225.78
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 05/17/21	501,963,018.64
Principal Paid	21,430,712.76
Note Balance @ 06/15/21	480,532,305.88

Class A-1
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-2a
Note Balance @ 05/17/21	66,859,970.54
Principal Paid	12,682,054.71
Note Balance @ 06/15/21	54,177,915.83
Note Factor @ 06/15/21	29.8995120%

Class A-2b
Note Balance @ 05/17/21	46,123,048.10
Principal Paid	8,748,658.05
Note Balance @ 06/15/21	37,374,390.05
Note Factor @ 06/15/21	29.8995120%

Class A-3
Note Balance @ 05/17/21	274,400,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	274,400,000.00
Note Factor @ 06/15/21	100.0000000%

Class A-4
Note Balance @ 05/17/21	76,910,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	76,910,000.00
Note Factor @ 06/15/21	100.0000000%

Class B
Note Balance @ 05/17/21	25,110,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	25,110,000.00
Note Factor @ 06/15/21	100.0000000%

Class C
Note Balance @ 05/17/21	12,560,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	12,560,000.00
Note Factor @ 06/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	449,017.40
Total Principal Paid	21,430,712.76
Total Paid	21,879,730.16

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	56,830.97
Principal Paid	12,682,054.71
Total Paid to A-2a Holders	12,738,885.68

Class A-2b
One-Month Libor	0.10088%
Coupon	0.39088%
Interest Paid	14,523.02
Principal Paid	8,748,658.05
Total Paid to A-2b Holders	8,763,181.07

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5378871
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.6722882
Total Distribution Amount	26.2101753

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3136367
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	69.9892644
Total A-2a Distribution Amount	70.3029011

A-2b Interest Distribution Amount	0.1161842
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	69.9892644
Total A-2b Distribution Amount	70.1054486

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	153.07
Noteholders' Third Priority Principal Distributable Amount	586.07
Noteholders' Principal Distributable Amount	260.86

Account Balances	$ Amount
Reserve Account
Balance as of 05/17/21	2,092,197.46
Investment Earnings	46.37
Investment Earnings Paid	(46.37)
Deposit/(Withdrawal)	-
Balance as of 06/15/21	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,405,644.87	$884,617.32	$1,537,259.23
Number of Extensions	51	33	58
Ratio of extensions to Beginning of Period Receivables Balance	0.27%	0.16%	0.27%